General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses
Share listing expense		€ 111,109
General and Administrative Expenses
General and Administrative Expenses
Share listing expense		111,109
Professional services	€ 28,851	70,380	€ 8,483
Salaries and social security	30,187	35,395	20,926
IT and communication expense	20,374	12,391	2,255
Depreciation/amortization	1,816	1,870	1,289
Insurances	6,457	1,698	73
HR related expenses (training, recruitment)	1,466	1,617	1,026
Other administrative expenses	4,736	4,633	1,354
Total	€ 93,887	€ 239,093	€ 35,406